Nov. 07, 2016

PIMCO Variable Insurance Trust

Supplement Dated November 7, 2016 to the Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus,
each dated April 29, 2016, as supplemented (the "Prospectuses")

Disclosure Regarding the PIMCO All Asset Portfolio, PIMCO All Asset All Authority Portfolio, PIMCO Real Return Portfolio and PIMCO CommodityRealReturn Strategy Portfolio® (the "Portfolios")

In addition, effective December 7, 2016, the fifth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO All Asset All Authority Portfolio's Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio's combined investments in the International Equity-Related Underlying PIMCO Funds normally will not exceed 50% of its total assets.

In addition, effective December 7, 2016, the first sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Real Return Portfolio's Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such 10% limitation, the Portfolio may invest in mortgage-related securities rated below B).

In addition, effective December 7, 2016, the fourth sentence of the fifth paragraph of the "Principal Investment Strategies" section of the PIMCO CommodityRealReturn Strategy Portfolio's Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Portfolio may invest in mortgage-related securities rated below B).

PIMCO Variable Insurance Trust

Supplement Dated November 7, 2016 to the PIMCO All Asset All Authority Portfolio Administrative Class Prospectus, PIMCO All Asset All Authority Portfolio Advisor Class Prospectus and PIMCO All Asset All Authority Portfolio Institutional Class Prospectus,
each dated April 29, 2016, as supplemented (the "Prospectuses")

Disclosure Regarding the PIMCO All Asset All Authority Portfolio (the "Portfolio")

In addition, effective December 7, 2016, the fifth sentence of the second paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio's combined investments in the International Equity-Related Underlying PIMCO Funds normally will not exceed 50% of its total assets.

PIMCO Variable Insurance Trust

Supplement Dated November 7, 2016 to the PIMCO Real Return Portfolio Administrative Class Prospectus, PIMCO Real Return Portfolio Advisor Class Prospectus and PIMCO Real Return Portfolio Institutional Class Prospectus, each dated April 29, 2016, as supplemented (the "Prospectuses")
Disclosure Regarding the PIMCO Real Return Portfolio (the "Portfolio")

Effective December 7, 2016, the first sentence of the second paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such 10% limitation, the Portfolio may invest in mortgage-related securities rated below B).

PIMCO Variable Insurance Trust

Supplement Dated November 7, 2016 to the PIMCO CommodityRealReturn Strategy Portfolio® Administrative Class Prospectus, PIMCO CommodityRealReturn Strategy Portfolio® Advisor Class Prospectus, PIMCO CommodityRealReturn Strategy Portfolio® Institutional Class Prospectus and PIMCO CommodityRealReturn Strategy Portfolio® Class M Prospectus, each dated April 29, 2016, as supplemented (the "Prospectuses")
Disclosure Regarding the PIMCO CommodityRealReturn Strategy Portfolio® (the "Portfolio")

Effective December 7, 2016, the fourth sentence of the fifth paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Portfolio may invest in mortgage-related securities rated below B).